Provisions - Summary of Detailed Information About Provisions (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Non-current
Provision for warranty	[1]
Non-current provisions		₨ 0	$ 0		[2]
Current
Provision for onerous contracts		1,599		1,590
Provision for warranty		217		456
Others		155		503
Current provisions		1,971	$ 24	2,549
Total		₨ 1,971		₨ 2,549

[1]	^ Value is less than 1
[2]	^ Value is less than 1